PROPERTY, PLANT AND EQUIPMENT - Schedule of Assets and Liabilities Related to Company's Leases (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Property Plant And Equipment [Abstract]
Operating lease right-of-use assets, net	$ 4,984,688	$ 5,633,663
Current portion of operating lease liability	646,742	575,404
Non-current portion of operating lease liability	$ 4,532,490	$ 5,179,229